CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - AUD ($)	Ordinary Share Capital	Retained Earnings/(Losses)	Share Based Payments Reserve	Foreign Currency Translation Reserve	Total
Beginning balance at Jun. 30, 2016	$ 523,197	$ 3,037,270	$ 150,000	$ 1,054,799	$ 4,765,266
(Loss)/profit for the year after tax		(4,550,604)			(4,550,604)
Other comprehensive income/(loss) for the period				(20,146)	(20,146)
Total comprehensive income/(loss)		(4,550,604)		(20,146)	(4,570,750)
Ending balance at Jun. 30, 2017	523,197	(1,513,334)	150,000	1,034,653	194,516
(Loss)/profit for the year after tax		(202,114)			(202,114)
Other comprehensive income/(loss) for the period				2,672	2,672
Total comprehensive income/(loss)		(202,114)		2,672	(199,442)
Ending balance at Jun. 30, 2018	$ 523,197	$ (1,715,448)	$ 150,000	$ 1,037,325	$ (4,926)